Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Deferred revenue and customer advances
Deferred revenue		¥ 18,448	¥ 13,350
Customer advances		13,814	9,940
Total		32,262	23,290
Less: current portion	$ (4,589)	(30,795)	(22,297)
Non-current portion	$ 219	¥ 1,467	¥ 993